RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) MWh	Dec. 31, 2023 CAD ($)
Fair Value Hierarchy
Derivative Instrument Assets	$ 469	$ 744
Derivative Instrument Liabilities	(716)	(521)
Fair Value	$ (247)	223
Power
Fair Value Hierarchy
Notional amount, energy (mwh) | MWh	50
Power | Minimum
Fair Value Hierarchy
Notional amount, life (in years)	15 years
Power | Maximum
Fair Value Hierarchy
Notional amount, life (in years)	20 years
Wind Generation
Fair Value Hierarchy
Source allocation percentage	80.00%
Solar Generation
Fair Value Hierarchy
Source allocation percentage	10.00%
Market
Fair Value Hierarchy
Source allocation percentage	10.00%
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	$ (247)	223
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	10	80
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	(329)	154
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	72	(11)
Commodities | Recurring basis | Power
Fair Value Hierarchy
Derivative Instrument Assets	418	597
Derivative Instrument Liabilities	(339)	(458)
Commodities | Recurring basis | Quoted Prices in Active Markets (Level I) | Power
Fair Value Hierarchy
Derivative Instrument Assets	126	387
Derivative Instrument Liabilities	(116)	(307)
Commodities | Recurring basis | Significant Other Observable Inputs (Level II) | Power
Fair Value Hierarchy
Derivative Instrument Assets	214	200
Derivative Instrument Liabilities	(217)	(130)
Commodities | Recurring basis | Significant Unobservable Inputs (Level III) | Power
Fair Value Hierarchy
Derivative Instrument Assets	78	10
Derivative Instrument Liabilities	(6)	(21)
Foreign exchange | Recurring basis
Fair Value Hierarchy
Derivative Instrument Assets	51	111
Derivative Instrument Liabilities	(238)	(16)
Foreign exchange | Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Foreign exchange | Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Derivative Instrument Assets	51	111
Derivative Instrument Liabilities	(238)	(16)
Foreign exchange | Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Interest rate | Recurring basis
Fair Value Hierarchy
Derivative Instrument Assets		36
Derivative Instrument Liabilities	(139)	(47)
Interest rate | Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Derivative Instrument Assets		0
Derivative Instrument Liabilities	0	0
Interest rate | Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Derivative Instrument Assets		36
Derivative Instrument Liabilities	(139)	(47)
Interest rate | Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Derivative Instrument Assets		0
Derivative Instrument Liabilities	$ 0	$ 0